CAPITAL LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2017
CAPITAL LEASE OBLIGATIONS
Schedule of future minimum lease payments under non-cancellable capital lease arrangements
	December 31, 2017
	RMB’000	US$’000

2018	43,587	6,699
2019	1,439	221

Total minimum lease payment	45,026	6,920
Less: amount representing interest	(870)	(134)

Present value of remaining minimum lease payment	44,156	6,786
Less: current portion	42,735	6,568
Non current portion	1,421	218